BUSINESS COMBINATION - Schedule of Unaudited Pro Forma Results (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
2026
Pro forma revenue	$ 3,353
Pro forma net loss	$ 10,054